Schedule of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries and compensation	$ 5,633,959	$ 4,386,716
Professional fees	820,047	552,975
Investor relations	236,441	592,155
Office	230,472	119,999
Advertising	123,293	519,321
Filing and transfer fees	111,987	96,701
Travel	114,335	87,285
Penalties	19,763	30,208
Bank charges and other	4,675	12,140
General and Administrative	$ 7,294,972	$ 6,397,500	$ 3,162,934